EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated September 24, 2015, for Class I and Class S of Neuberger Berman Guardian Portfolio, a series of Neuberger Berman Advisers Management Trust, which was filed with the Securities and Exchange Commission on September 24, 2015 (Accession No. 0000898432-15-001152).